INCOME TAXES (Tables)	0 Months Ended
Dec. 31, 2011
Income Tax Tables [Abstract]
Schedule of the provision for income taxes
b.	Provision for income taxes:
		Year ended December 31,
		2011	2010	2009

		(U.S. $ in millions )
In Israel		$71	$139	$48
Outside Israel		56	144	118
		$127	$283	$166

Schedule of deferred income taxes by report caption
The deferred income taxes are reflected in the balance sheets among:
	December 31,
	2011	2010

	(U.S. $ in millions )
Current assets—deferred taxes and other current assets	$966	$554
Current liabilities—other current liabilities	(46)	(75)
Deferred taxes, deferred charges and other assets	62	77
Long-term liabilities—deferred income taxes	(2,610)	(1,348)
	$(1,628)	$(792)

Schedule of unrecognized tax benefits
	Year ended December 31,
	2011	2010	2009

	(U.S. $ in millions )
Balance at the beginning of the year	$795	$726	$631
Increase (decrease) related to prior year tax positions, net	(45)	20	98
Increase related to current year tax positions	131	47	35
Decrease related to settlements with tax authorities and lapse of applicable statutes of limitations	(20)	(15)	(37)
Liabilities assumed in acquisitions	52	13	0
Other	(6)	4	(1)
Balance at the end of the year	$907	$795	$726